Production Costs - Summary of Production Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Raw materials and consumables	$ 836	$ 937
Salaries and employee benefits	480	500
Contractors	415	408
Royalties	78	69
Transportation costs	47	35
Maintenance costs	35	58
Revision of reclamation and closure cost provision	(4)	(17)
Change in inventories	(64)	(5)
Other	66	81
Cost of sales	$ 1,889	$ 2,066